1933 Act/Rule 497(j)

September 6, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Phoenix Investment Series Fund

File Nos. 033-06930 and 811-4725

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on August 23, 2007.

Sincerely,

/s/ Kevin J. Carr
Kevin J. Carr